Segment Information (Details) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2015 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment			5
Adjusted revenues:
Premiums		$ 717.5	$ 899.5
Net investment income		1,101.3	1,284.1
Policy fees, contract charges, and other		220.1	272.7
Certain realized gains (losses)		(85.8)	(75.5)
Segment benefits and expenses:
Policyholder benefits and claims		568.8	758.7
Interest credited		867.8	973.6
Other underwriting and operating expenses		406.6	452.5
Amortization of DAC and VOBA		59.7	74.3
Segment adjusted pre-tax income (loss)		50.2	121.7
Total adjusted revenues		1,953.1	2,380.8
Add: Excluded realized gains (losses)		(24.5)	77.4
Total revenues		1,928.6	2,458.2
Total segment benefits and expenses		1,902.9	2,259.1
Add: Amortization of intangible assets		77.4	84.4
Total benefits and expenses		1,980.3	2,343.5
Income (loss) from operations before income taxes		(51.7)	114.7
Balance Sheet
Total investments		35,300.7	37,844.8
DAC and VOBA		596.7	696.2
Other intangible assets		1,339.4	1,254.9
Goodwill		563.0	563.0
Separate account assets		911.4	978.1
Total assets		39,854.7	42,554.2
Future policy benefits, losses, claims and loss expense		34,019.6	36,041.3
Other policyholders' funds		118.0	117.9
Benefits
Adjusted revenues:
Premiums		686.7	867.4
Net investment income		18.8	25.7
Policy fees, contract charges, and other		6.3	4.9
Certain realized gains (losses)		0.0	0.0
Segment benefits and expenses:
Policyholder benefits and claims		497.6	640.2
Interest credited		0.0	0.0
Other underwriting and operating expenses		177.8	220.7
Amortization of DAC and VOBA		0.6	2.8
Segment adjusted pre-tax income (loss)		35.8	34.3
Total adjusted revenues		711.8	898.0
Add: Excluded realized gains (losses)		(1.3)	0.6
Total revenues		710.5	898.6
Total segment benefits and expenses		676.0	863.7
Add: Amortization of intangible assets		49.0	53.4
Total benefits and expenses		725.0	917.1
Income (loss) from operations before income taxes		(14.5)	(18.5)
Balance Sheet
Total investments		95.3	342.3
DAC and VOBA		2.4	7.7
Other intangible assets		760.8	707.3
Goodwill		308.0	308.0
Separate account assets		0.0	0.0
Total assets		1,237.6	1,467.3
Future policy benefits, losses, claims and loss expense		272.8	344.7
Other policyholders' funds		26.3	29.3
Deferred Annuities
Adjusted revenues:
Premiums		0.0	0.0
Net investment income		579.5	698.7
Policy fees, contract charges, and other		17.9	22.9
Certain realized gains (losses)		(24.3)	(12.7)
Segment benefits and expenses:
Policyholder benefits and claims		2.8	8.4
Interest credited		354.8	418.4
Other underwriting and operating expenses		98.2	115.1
Amortization of DAC and VOBA		56.5	60.8
Segment adjusted pre-tax income (loss)		60.8	106.2
Total adjusted revenues		573.1	708.9
Add: Excluded realized gains (losses)		(2.9)	42.6
Total revenues		570.2	751.5
Total segment benefits and expenses		512.3	602.7
Add: Amortization of intangible assets		23.8	26.0
Total benefits and expenses		536.1	628.7
Income (loss) from operations before income taxes		34.1	122.8
Balance Sheet
Total investments		19,609.6	21,673.5
DAC and VOBA		423.5	422.0
Other intangible assets		511.2	485.2
Goodwill		198.8	198.8
Separate account assets		652.2	613.2
Total assets		21,941.4	23,968.5
Future policy benefits, losses, claims and loss expense		19,531.9	21,350.2
Other policyholders' funds		22.1	22.7
Income Annuities
Adjusted revenues:
Premiums		0.0	0.0
Net investment income		288.8	303.3
Policy fees, contract charges, and other		0.8	0.7
Certain realized gains (losses)		(5.1)	(1.2)
Segment benefits and expenses:
Policyholder benefits and claims		0.0	0.0
Interest credited		267.5	279.7
Other underwriting and operating expenses		17.0	15.6
Amortization of DAC and VOBA		0.7	2.0
Segment adjusted pre-tax income (loss)		(0.7)	5.5
Total adjusted revenues		284.5	302.8
Add: Excluded realized gains (losses)		(12.0)	33.3
Total revenues		272.5	336.1
Total segment benefits and expenses		285.2	297.3
Add: Amortization of intangible assets		3.1	3.3
Total benefits and expenses		288.3	300.6
Income (loss) from operations before income taxes		(15.8)	35.5
Balance Sheet
Total investments		7,204.2	7,349.9
DAC and VOBA		8.8	16.3
Other intangible assets		52.9	49.6
Goodwill		50.2	50.2
Separate account assets		0.0	0.0
Total assets		7,377.8	7,513.4
Future policy benefits, losses, claims and loss expense		7,260.4	7,124.5
Other policyholders' funds		5.0	4.0
Individual Life
Adjusted revenues:
Premiums		30.8	32.1
Net investment income		202.9	242.1
Policy fees, contract charges, and other		195.0	244.2
Certain realized gains (losses)		(7.9)	(5.4)
Segment benefits and expenses:
Policyholder benefits and claims		68.4	110.1
Interest credited		245.5	275.5
Other underwriting and operating expenses		87.9	98.8
Amortization of DAC and VOBA		1.9	8.7
Segment adjusted pre-tax income (loss)		17.1	19.9
Total adjusted revenues		420.8	513.0
Add: Excluded realized gains (losses)		(4.5)	0.5
Total revenues		416.3	513.5
Total segment benefits and expenses		403.7	493.1
Add: Amortization of intangible assets		1.5	1.7
Total benefits and expenses		405.2	494.8
Income (loss) from operations before income taxes		11.1	18.7
Balance Sheet
Total investments		6,513.4	6,855.5
DAC and VOBA		162.0	250.2
Other intangible assets		14.5	12.8
Goodwill		6.0	6.0
Separate account assets		259.2	364.9
Total assets		7,345.1	7,836.0
Future policy benefits, losses, claims and loss expense		6,954.5	7,221.9
Other policyholders' funds		49.9	47.0
Other
Adjusted revenues:
Premiums		0.0	0.0
Net investment income		11.3	14.3
Policy fees, contract charges, and other		0.1	0.0
Certain realized gains (losses)		(48.5)	(56.2)
Segment benefits and expenses:
Policyholder benefits and claims		0.0	0.0
Interest credited		0.0	0.0
Other underwriting and operating expenses		25.7	2.3
Amortization of DAC and VOBA		0.0	0.0
Segment adjusted pre-tax income (loss)		(62.8)	(44.2)
Total adjusted revenues		(37.1)	(41.9)
Add: Excluded realized gains (losses)		(3.8)	0.4
Total revenues		(40.9)	(41.5)
Total segment benefits and expenses		25.7	2.3
Add: Amortization of intangible assets		0.0	0.0
Total benefits and expenses		25.7	2.3
Income (loss) from operations before income taxes		(66.6)	(43.8)
Balance Sheet
Total investments		1,878.2	1,623.6
DAC and VOBA		0.0	0.0
Other intangible assets		0.0	0.0
Goodwill		0.0	0.0
Separate account assets		0.0	0.0
Total assets		1,952.8	1,769.0
Future policy benefits, losses, claims and loss expense		0.0	0.0
Other policyholders' funds		$ 14.7	$ 14.9
Predecessor Company
Adjusted revenues:
Premiums	$ 61.2			$ 716.6
Net investment income	109.7			1,339.4
Policy fees, contract charges, and other	18.3			207.0
Certain realized gains (losses)	(0.4)			(1.0)
Segment benefits and expenses:
Policyholder benefits and claims	48.4			570.8
Interest credited	84.9			973.6
Other underwriting and operating expenses	33.0			384.5
Other underwriting and operating expenses	33.2			387.3
Amortization of DAC and VOBA	8.6			90.1
Segment adjusted pre-tax income (loss)	13.7			240.2
Total adjusted revenues	188.8			2,262.0
Add: Excluded realized gains (losses)	(26.5)			(92.1)
Total revenues	162.3			2,169.9
Total segment benefits and expenses	175.1			2,021.8
Add: Amortization of intangible assets	0.2			2.8
Total benefits and expenses	175.1			2,021.8
Income (loss) from operations before income taxes	(12.8)			148.1
Predecessor Company | Benefits
Adjusted revenues:
Premiums	58.6			683.2
Net investment income	2.1			23.4
Policy fees, contract charges, and other	0.6			6.5
Certain realized gains (losses)	0.0			0.0
Segment benefits and expenses:
Policyholder benefits and claims	37.1			456.9
Interest credited	0.0			0.0
Other underwriting and operating expenses	16.1			184.5
Amortization of DAC and VOBA	0.2			1.8
Segment adjusted pre-tax income (loss)	7.9			69.9
Total adjusted revenues	61.3			713.1
Add: Excluded realized gains (losses)	0.0			0.1
Total revenues	61.3			713.2
Total segment benefits and expenses	53.4			643.2
Total benefits and expenses	53.4			643.2
Income (loss) from operations before income taxes	7.9			70.0
Predecessor Company | Deferred Annuities
Adjusted revenues:
Premiums	0.0			0.0
Net investment income	57.3			663.6
Policy fees, contract charges, and other	1.4			18.7
Certain realized gains (losses)	(0.4)			(1.0)
Segment benefits and expenses:
Policyholder benefits and claims	0.2			0.6
Interest credited	33.2			374.8
Other underwriting and operating expenses	8.0			99.9
Amortization of DAC and VOBA	6.6			71.8
Segment adjusted pre-tax income (loss)	10.3			134.2
Total adjusted revenues	58.3			681.3
Add: Excluded realized gains (losses)	(1.9)			(34.6)
Total revenues	56.4			646.7
Total segment benefits and expenses	48.0			547.1
Total benefits and expenses	48.0			547.1
Income (loss) from operations before income taxes	8.4			99.6
Predecessor Company | Income Annuities
Adjusted revenues:
Premiums	0.0			0.0
Net investment income	29.8			380.9
Policy fees, contract charges, and other	0.1			0.8
Certain realized gains (losses)	0.0			0.0
Segment benefits and expenses:
Policyholder benefits and claims	0.0			0.0
Interest credited	30.1			341.0
Other underwriting and operating expenses	1.4			16.7
Amortization of DAC and VOBA	0.6			6.1
Segment adjusted pre-tax income (loss)	(2.2)			17.9
Total adjusted revenues	29.9			381.7
Add: Excluded realized gains (losses)	(22.5)			(6.3)
Total revenues	7.4			375.4
Total segment benefits and expenses	32.1			363.8
Total benefits and expenses	32.1			363.8
Income (loss) from operations before income taxes	(24.7)			11.6
Predecessor Company | Individual Life
Adjusted revenues:
Premiums	2.6			33.4
Net investment income	22.9			290.9
Policy fees, contract charges, and other	16.2			180.7
Certain realized gains (losses)	0.0			0.0
Segment benefits and expenses:
Policyholder benefits and claims	11.1			113.3
Interest credited	21.6			257.8
Other underwriting and operating expenses	7.3			87.2
Amortization of DAC and VOBA	1.2			10.4
Segment adjusted pre-tax income (loss)	0.5			36.3
Total adjusted revenues	41.7			505.0
Add: Excluded realized gains (losses)	0.6			(5.3)
Total revenues	42.3			499.7
Total segment benefits and expenses	41.2			468.7
Total benefits and expenses	41.2			468.7
Income (loss) from operations before income taxes	1.1			31.0
Predecessor Company | Other
Adjusted revenues:
Premiums	0.0			0.0
Net investment income	(2.4)			(19.4)
Policy fees, contract charges, and other	0.0			0.3
Certain realized gains (losses)	0.0			0.0
Segment benefits and expenses:
Policyholder benefits and claims	0.0			0.0
Interest credited	0.0			0.0
Other underwriting and operating expenses	0.4			(1.0)
Amortization of DAC and VOBA	0.0			0.0
Segment adjusted pre-tax income (loss)	(2.8)			(18.1)
Total adjusted revenues	(2.4)			(19.1)
Add: Excluded realized gains (losses)	(2.7)			(46.0)
Total revenues	(5.1)			(65.1)
Total segment benefits and expenses	0.4			(1.0)
Total benefits and expenses	0.4			(1.0)
Income (loss) from operations before income taxes	$ (5.5)			$ (64.1)